Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Salaries	£ 2,456	£ 2,477	£ 2,483
Bonus awards	479	411	353
Temporary and contract costs	162	162	199
Social security costs	418	371	352
Pension costs	338	311	313
- defined benefit schemes	93	86	122
- defined contribution schemes	245	225	191
Other	321	329	201
Staff costs	4,174	4,061	3,901
Premises and equipment	1,291	1,211	1,153
Bank levy	123	142	109
Depreciation and amortisation	1,154	1,058	934
Other administrative expenses	1,520	1,677	1,899
Administrative expenses	4,088	4,088	4,095
Operating expenses	8,262	8,149	7,996
Depreciation on right of use assets	£ 92	£ 103	£ 104